PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

8. PROPERTY, PLANT AND EQUIPMENT

	Computers and software	Office furniture and equipment	Vehicles	Buildings, well, road, and buildings improvements	Equipment	Total
Cost
Balance at January 1, 2020	$170,301	$39,562	$57,846	$683,704	$358,804	$1,310,217
Additions (adjustments)	39,753	2,832	37,029	17,581	734,228	831,423
Translation difference	3,458	684	-	1,109	-	5,251
Balance at December 31, 2020	213,512	43,078	94,875	702,394	1,093,032	2,146,891
Additions (adjustments)	28,489	-	124,391	740,405	555,510	1,448,795
Translation difference	253	160	-	240	-	653
Balance at December 31, 2021	$242,254	$43,238	$219,266	$1,443,039	$1,648,542	$3,596,339

Accumulated Depreciation
Balance at January 1, 2020	$(65,830)	$(14,547)	$(15,698)	$(27,030)	$(81,416)	$(204,521)
Depreciation	(56,052)	(7,983)	(25,886)	(49,155)	(157,271)	(296,347)
Translation difference	(2,969)	(261)	-	(66)	-	(3,296)
Balance at December 31, 2020	(124,851)	(22,791)	(41,584)	(76,251)	(238,687)	(504,164)
Depreciation	(53,667)	(8,536)	(40,573)	(73,223)	(284,053)	(460,052)
Translation difference	(185)	(85)	-	(26)	-	(296)
Balance at December 31, 2021	$(178,703)	$(31,412)	$(82,157)	$(149,500)	$(522,740)	$(964,512)

Carrying amounts

January 1, 2020	$104,471	$25,015	$42,148	$656,674	$277,388	$1,105,696
December 31, 2020	$88,661	$20,287	$53,291	$626,143	$854,345	$1,642,727
December 31, 2021	$63,551	$11,826	$137,109	$1,293,539	$1,125,802	$2,631,827